COMMITMENTS AND CONTINGENT LIABILITIES (Royalty Commitments) (Details) (Royalty Commitment with the Office of the Chief Scientist [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrecorded Unconditional Purchase Obligation [Line Items]
Contingent royalty liabilities	$ 8,638
Royalties included in cost of revenue	$ 136	$ 200	$ 219
Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	3.00%
Total royalties as a percent of grants received	100.00%
Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage	5.00%
Total royalties as a percent of grants received	150.00%